Note 15 - Concentration of Risk	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
15.	Concentration of Risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. As of June 30, 2025, all of the Companies’ cash and cash equivalents were held by major financial institutions located in Hong Kong and United State of America. The Company believes that these financial institutions located in Hong Kong and United State of America are of high credit quality. For deposit to suppliers, the Company extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Company’s finance team is responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Company reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Company considers that the Company’s credit risk for deposit to suppliers is significantly reduced.

Concentration of customers

The following tables summarized the information about the Company’s concentration of customers from continuing operations for the years ended June 30, 2023, 2024 and 2025, respectively:

	A	B	C
Year Ended June 30, 2025
Revenues, customer concentration risk	0%	0%	0%

Year Ended June 30, 2024
Revenues, customer concentration risk	73%	27%	0%

Year Ended June 30, 2023
Revenues, customer concentration risk	52%	48%	*

* Less than 2%.